CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,135,558	$ 4,069,844	$ 2,716,378
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	$ 1,531,278	$ 1,564,973	1,601,197
Share-based compensation expense			86,799
(Increase) Decrease In:
Accounts receivable	$ (5,564,338)	$ (2,465,695)	2,315,342
Inventories	(1,387,131)	(8,943,726)	7,415,620
Advance to suppliers	(5,712,575)	27,333,681	(36,557,323)
Other current assets	2,501,567	(1,543,260)	4,590,616
Notes receivable - bank acceptance notes	(7,503,574)	(2,027,502)	10,457,537
Notes receivable from related party - bank acceptance notes	$ 12,915,099	$ (11,084,891)	(1,830,208)
Account receivable from related party			20,799
Increase (Decrease) In:
Accounts payable	$ 2,713,132	$ (68,361)	(376,169)
Customer deposits	(2,320,266)	2,523,669	(75,312)
Income tax payable	319,918	(158,812)	386,561
Other payables and accrued expenses	73,209	744,552	$ 480,773
Due to related party	52,558	16,911
Due to shareholder	50,000	50,000
Net cash provided by (used in) operating activities	1,804,435	10,011,383	$ (8,767,390)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	$ (81,441)	(16,361)	(32,856)
Withdraw (Prepayment) for purchases of plant and equipment		$ 8,071,937	(1,584)
Disposal of property, plant and equipment	$ 456		1,458
Net cash provided by (used in) investing activities	(80,985)	$ 8,055,576	(32,982)
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease (Increase) in restricted cash	14,210,938	(6,376,171)	(5,642,598)
Proceeds from short-term bank loans	28,475,194	41,531,691	68,716,602
Repayments of short-term bank loans	$ (37,261,825)	(66,189,540)	(66,384,299)
Repayments of long-term bank loans		(4,581,002)	(316,877)
Proceeds from notes payable-bank acceptance notes	$ 55,811,380	98,467,000	76,842,639
Repayment of notes payable-bank acceptance notes	$ (80,682,428)	$ (84,912,143)	(64,959,757)
Repurchase of common share			$ (96,608)
Proceeds from bond payable	$ 15,946,109
Net cash provided by (used in) financing activities	(3,500,632)	$ (22,060,165)	$ 8,159,102
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,777,182)	(3,993,206)	(641,270)
Effect of exchange rate changes on cash	1,322,324	3,135,892	1,069,773
Cash and cash equivalents at beginning of period	1,139,450	1,996,764	1,568,261
CASH AND CASH EQUIVALENTS AT END OF PERIOD	684,592	1,139,450	1,996,764
Cash paid during the periods:
Income taxes paid	722,948	1,095,357	310,355
Interest paid	1,977,014	2,865,902	3,676,992
Non-cash transactions:
Appropriation to statutory reserve	$ 406,053	$ 436,672	$ 294,219